Income and Expenses Relating to Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 21,706	¥ (2,704)
Net gains or losses from derivative contracts	(1,148)	(131)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	6,707	(15,980)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	10,571	11,839
Changes in the fair value of the reinsurance contracts	1,071	(73)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(1,106)	(141)
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (42)	¥ 10